Notes to the Assets of the Balance Sheet - Summary of Prepaid Expenses and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Prepaid expenses and other current assets [Line Items]
Combination Drugs	€ 10,003	€ 4,790
Receivables due from Tax Authorities from Input Tax Surplus	3,920	3,502
Other Prepayments	4,711	4,557
Total	20,621	14,060
Laboratory services [member]
Disclosure Of Prepaid expenses and other current assets [Line Items]
Upfront Fees	1,210	745
Sub licenses [member]
Disclosure Of Prepaid expenses and other current assets [Line Items]
Upfront Fees	€ 777	€ 466